[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22202

MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (90.3%)
(Unless Otherwise Noted)
Argentina (4.9%)
Commercial Banks
Banco Macro S.A. ADR (a)	67,300	$1,143
BBVA Banco Frances S.A. ADR (a)	203,733	951
		2,094
Diversified Telecommunication Services
Telecom Argentina S.A. ADR (a)	159,200	2,176
		4,270
Bangladesh (6.4%)
Commercial Banks
Exim Bank (a)	598,374	2,567
Prime Bank Ltd. (a)	325,250	2,103
		4,670
Pharmaceuticals
Renata Ltd.	8,476	827
		5,497
Croatia (1.8%)
Diversified Telecommunication Services
Hrvatski Telekom d.d.	34,800	1,527

Jordan (0.9%)
Chemicals
Arab Potash Corp.	14,000	771

Kazakhstan (7.6%)
Metals & Mining
Eurasian Natural Resources Corp.	184,673	2,664
KazakhGold Group Ltd. GDR (a)	127,290	814
		3,478
Oil, Gas & Consumable Fuels
KazMunaiGas Exploration Production GDR	142,900	3,080
		6,558
Kenya (5.9%)
Beverages
East African Breweries Ltd.	1,733,032	3,366

Commercial Banks
Barclays Bank of Kenya Ltd.	1,153,976	790

Wireless Telecommunication Services
Safaricom Ltd. (a)	19,674,100	962
		5,118
Kuwait (10.8%)
Commercial Banks
Burgan Bank (a)	1,514,900	1,899
National Bank of Kuwait	804,320	3,415
		5,314
Diversified Financial Services
Kuwait Investment Projects Co. Holdings	562,700	1,039

Diversified Telecommunication Services
National Mobile Telecommunication Co. KSC	349,100	2,045

Wireless Telecommunication Services
Mobile Telecommunications Co.	214,200	939
		9,337
Lebanon (3.5%)
Commercial Banks
BLOM Bank SAL GDR	19,026	1,560

Energy Equipment & Services
Byblos Bank	10,098	20

Real Estate Management and Development
Solidere GDR	57,223	1,487
		3,067
Nigeria (8.2%)
Beverages
Nigerian Breweries plc	3,248,273	1,089

Commercial Banks
Access Bank plc	12,596,000	515
Guaranty Trust Bank plc	10,036,050	899
United Bank for Africa plc	25,556,361	2,088
		3,502
Food Products
Dangote Sugar Refinery plc	10,923,200	1,272

Oil, Gas & Consumable Fuels
Oando plc	2,059,600	1,196
		7,059
Oman (2.0%)
Commercial Banks
Bank Muscat SAOG	905,300	1,716

Pakistan (1.5%)
Commercial Banks
MCB Bank Ltd.	689,000	1,332

Qatar (12.9%)
Commercial Banks
Commercial Bank of Qatar	87,400	1,648
Doha Bank QSC	175,624	2,017
Qatar National Bank SAQ	29,850	1,055
		4,720
Industrial Conglomerates
Industries Qatar	50,300	1,456

Insurance
Qatar Insurance Co.	72,825	1,272

Multi-Utilities
Qatar Electricity & Water Co.	30,248	944

Oil, Gas & Consumable Fuels
Gulf International Services OSC	342,980	2,785
		11,177
Romania (1.9%)
Commercial Banks
BRD-Groupe Societe Generale	470,110	1,605

Serbia (3.2%)
Commercial Banks
Komercijalna Banka AD Beograd (a)	2,600	1,115

Industrial Conglomerates
Imlek AD Beograd (a)	93,067	1,668
		2,783
Slovenia (5.0%)
Food & Staples Retailing
Mercator Poslovni Sistem	4,654	1,121

Pharmaceuticals
Krka d.d. Novo mesto	32,000	3,228
		4,349
South Africa (4.7%)
Wireless Telecommunication Services
MTN Group Ltd.	246,100	4,059

Sri Lanka (0.5%)
Industrial Conglomerates
John Keells Holding plc	377,700	446

Togo (0.9%)
Commercial Banks
Ecobank Transnational, Inc.	7,903,700	762

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

		Value
	Shares	(000)
Tunisia (1.1%)
Commercial Banks
Banque International Arabe de Tunise	26,049	$948

United Arab Emirates (6.6%)
Airlines
Air Arabia	3,032,812	827

Commercial Banks
First Gulf Bank PJSC	381,500	1,722
National Bank of Abu Dhabi PJSC	390,770	1,475
		3,197
Transportation
DP World Ltd.	4,741,600	1,707
		5,731
TOTAL COMMON STOCKS (Cost $86,659)		78,112

PARTICIPATION NOTE (1.5%)
Saudi Arabia (1.5%)
Investment Company
HSBC Saudi Equity Index Fund, matures 9/5/11 (a) (Cost $1,024)	97,565	1,247

PREFERRED STOCK (1.3%)
Croatia (1.3%)
Tobacco
Adris Grupa d.d. (Convertible) (a) (Cost $1,837)	25,300	1,142

	No. of
	Warrants
WARRANTS (3.5%)
Saudi Arabia (3.5%)
Commercial Banks
Deutsche Bank AG,
expires 12/3/12 (a)	15,258	195
Deutsche Bank AG,
expires 12/20/12 (a)	93,050	1,131
HSBC Bank plc,
expires 2/29/12 (a)	133,151	857
HSBC Bank plc,
expires 3/16/12 (a)	125,582	849
TOTAL WARRANTS (Cost $2,882)		3,032

	Shares
SHORT-TERM INVESTMENT (2.1%)
United States (2.1%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $1,850)	1,849,567	1,850
TOTAL INVESTMENTS (98.7%) (Cost $94,252) +		85,383
OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		1,104
NET ASSETS (100%)		$86,487

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended July 31, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $24,000. For the period ended July 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $25,824,000 and $28,769,000, respectively.

+

At July 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $94,252,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $8,869,000 of which $9,530,000 related to appreciated securities and $18,399,000 related to depreciated securities.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HRK	1,414	$274	8/6/09	USD	274	$274	$—	@

HRK — Croatian Kuna

USD — United States Dollar

@    Value is less than $500.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets:
Common Stocks
Airlines	$827	$—		$—	$827
Beverages	4,455	—		—	4,455
Chemicals	771	—		—	771
Commercial Banks	33,325	—		—	33,325
Diversified Financial Services	1,039	—		—	1,039
Diversified Telecommunication Services	5,748	—		—	5,748
Energy Equipment & Services	20	—		—	20
Food & Staples Retailing	1,121	—		—	1,121
Food Products	1,272	—		—	1,272
Industrial Conglomerates	3,570	—		—	3,570
Insurance	1,272	—		—	1,272
Metals & Mining	3,478	—		—	3,478
Multi-Utilities	944	—		—	944
Oil, Gas & Consumable Fuels	7,061	—		—	7,061
Pharmaceuticals	4,055	—		—	4,055
Real Estate Management and Development	—	1,487		—	1,487
Transportation	1,707	—		—	1,707
Wireless Telecommunication Services	5,960	—		—	5,960
Total Common Stocks	76,625	1,487		—	78,112
Participation Note
Investment Company	—	1,247		—	1,247
Preferred Stock
Tobacco	1,142	—		—	1,142
Short-Term Investment
Investment Company	1,850	—		—	1,850
Warrants	3,032	—		—	3,032
Total Assets	82,649	2,734		—	85,383

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Total Liabilities	—	—	@	—	—	@
Total	$82,649	$2,734		$—	$85,383

@    Amount is less than $500.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Notes to Portfolio of Investments

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation – Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Frontier Emerging Markets Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 17, 2009